Net Loss per Share (Detail 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	34,131,559	4,382,087	1,643,489	558,186
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			47,023
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	2,843,041	217,882	44,615	103,417
Series A- One Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			742,658
Series B Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			102,895
Series B Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			156,247	189,020
SeriesC One Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			412,444
Series A- Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			137,607	265,749